Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net income (loss) for the year	$ 76,394	$ 156,087	$ (652,506)
Other comprehensive loss, net of income tax - items that will not be reclassified to the income statement
Cash flow hedge accounting	(1,329)	488	(98)
Deferred income tax	998	(161)	101
Translation adjustment of foreign subsidiaries	65,243	(64,575)	(138,840)
Total other comprehensive income (loss), net of income tax, items that can be reclassified to the income statement	64,912	(64,248)	(138,837)
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	521	(5,066)	(787)
Deferred income tax	(178)	(2,375)	(88)
Changes in fair value of investments in equity instruments	(3,608)	(2,632)
Total other comprehensive income (loss), net of income tax, items that will not be reclassified to the income statement	(3,265)	(10,073)	(875)
Other comprehensive income (loss) for the year, net of income tax	61,647	(74,321)	(139,712)
Total comprehensive income (loss) for the year	138,041	81,766	(792,218)
Attributable to NEXA’s shareholders	105,972	43,828	(682,132)
Attributable to non-controlling interests	$ 32,069	$ 37,938	$ (110,086)